Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,740,723)	$ (5,758,369)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance and amortization of common stock and warrants for services	1,098,452	245,145
(Gain) loss on settlements, net		(14,101)
Foreign currency transaction loss (gain)	143,808	690,748
Depreciation expense	2,473	2,306
Amortization of debt discounts	734,130	389,673
Derivative income (expense)	(385,293)	2,472,146
Gain on extinguishment of debt	(67,123)	(1,204,242)
Stock option and restricted stock expense	300,416
Non-cash interest expense	15,000
Put premiums on convertible debt issued	836,724	706,154
Changes in Assets and Liabilities:
GST receivable	3,332	489
Prepaid expenses and other assets	83,157	(83,296)
Accounts payable	(59,737)	(164,926)
Deferred rent	3,394
Employee benefit liability	35,724	188,326
Put premiums on convertible debt issued	(9,740)	377,846
Accrued interest	156,417	184,198
NET CASH USED IN OPERATING ACTIVITIES	(1,849,589)	(2,060,037)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment		(2,874)
NET CASH USED IN INVESTING ACTIVITIES		(2,874)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory notes	1,591,250	1,369,000
Repayments of convertible promissory notes		(272,000)
Proceeds from the sale of common stock	450,000	1,100,380
Fees associated with offering costs	(25,010)	(15,000)
Debt issuance costs	(126,000)	(63,850)
Proceeds from the exercise of warrants		30
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,890,240	2,118,560
Effect of exchange rate changes on cash	23,962	(73,176)
NET INCREASE (DECREASE) IN CASH	64,613	(17,527)
CASH AT BEGINNING OF YEAR	2,394	19,921
CASH AT END OF YEAR	67,007	2,394
Supplemental Disclosure of Cash Flow Information
Interest	6,110	100,719
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Reduction of put premium related to conversions of convertible notes	874,924	1,824,317
Conversion of convertible notes and accrued interest to common stock	1,814,336	3,350,783
Discounts related to warrants issued with convertible notes	375,905
Deferred financing costs associated with equity purchase agreement		318,059
Discounts related to derivative liability	227,000	180,000
Operating lease right-of-use asset and operating lease liability recorded on adoption of ASC 842	$ 48,662